As filed with the Securities and Exchange Commission on May 27, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
 (Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
 (Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
 (Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Olstein All Cap Value Fund
Schedule of Investments as of March 31, 2016 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Aerospace & Defense - 1.4%
United Technologies Corporation	94,000	$9,409,400

Air Delivery & Freight Services - 1.0%
United Parcel Service, Inc. - Class B	60,000	6,328,200

Air Freight & Logistics - 0.3%
FedEx Corp.	14,000	2,278,080

Airlines - 2.9%
Delta Air Lines, Inc.	140,000	6,815,200
JetBlue Airways Corporation (a)	221,000	4,667,520
Spirit Airlines, Inc. (a)	156,900	7,528,062
		19,010,782
Auto Components - 0.9%
Delphi Automotive PLC (b)	80,000	6,001,600

Auto Manufacturers - 2.7%
General Motors Company	288,000	9,051,840
Oshkosh Corporation	212,000	8,664,440
		17,716,280
Beverages - 0.7%
PepsiCo, Inc.	46,000	4,714,080

Biotechnology - 0.2%
Charles River Laboratories International, Inc. (a)	15,986	1,213,977

Capital Markets - 3.3%
Janus Capital Group Inc.	671,000	9,816,730
Legg Mason, Inc.	345,000	11,964,600
		21,781,330
Chemicals - 0.7%
Sensient Technologies Corporation	75,900	4,816,614

Commercial Banks - 6.0%
The Bank of New York Mellon Corporation	209,000	7,697,470
BB&T Corporation	228,000	7,585,560
Citizens Financial Group Inc.	338,000	7,081,100
Fifth Third Bancorp	481,000	8,027,890
U.S. Bancorp	217,500	8,828,325
		39,220,345
Commercial Services & Supplies - 0.7%
Brady Corporation - Class A	177,000	4,750,680

Communications Equipment - 1.7%
Cisco Systems, Inc.	402,000	11,444,940

Computers & Peripherals - 0.5%
Apple Inc.	31,000	3,378,690

Consumer Finance - 2.6%
American Express Company	112,000	6,876,800
MasterCard, Inc. - Class A	56,000	5,292,000
Visa Inc. - Class A	67,000	5,124,160

		17,292,960
Containers & Packaging - 4.2%
Owens-Illinois, Inc. (a)	521,000	8,315,160
Packaging Corporation of America	135,000	8,154,000
WestRock Company	292,000	11,396,760
		27,865,920
Diversified Financial Services - 3.1%
Franklin Resources, Inc.	225,000	8,786,250
Invesco Ltd. (b)	371,000	11,415,670
		20,201,920
E-Commerce - 1.0%
eBay Inc. (a)	266,000	6,346,760

Electronic Equipment & Instruments - 1.7%
Keysight Technologies, Inc. (a)	403,000	11,179,220

Food & Drug Retailers - 1.0%
CVS Health Corporation	64,000	6,638,720

Health Care Equipment & Supplies - 7.0%
Becton, Dickinson and Company	54,000	8,198,280
Express Scripts Holding Company (a)	131,100	9,005,259
Intuitive Surgical, Inc. (a)	9,400	5,649,870
Medtronic, PLC (b)	96,000	7,200,000
Stryker Corporation	45,000	4,828,050
Zimmer Holdings, Inc.	106,000	11,302,780
		46,184,239
Health Care Products - 0.8%
Johnson & Johnson	50,000	5,410,000

Health Care Providers & Services - 2.9%
Patterson Companies Inc.	172,000	8,003,160
UnitedHealth Group Incorporated	55,000	7,089,500
Universal Health Services, Inc. - Class B	34,000	4,240,480
		19,333,140
Household Durables - 1.6%
Harman International Industries, Incorporated	115,880	10,317,955

Household Products - 0.6%
The Procter & Gamble Company	46,000	3,786,260

Industrial Conglomerates - 1.1%
General Electric Company	225,000	7,152,750

Industrial Equipment Wholesale - 1.5%
WESCO International, Inc. (a)	179,000	9,785,930

Insurance - 3.4%
Aon PLC (b)	91,000	9,504,950
Marsh & McLennan Companies, Inc.	127,000	7,720,330
The Travelers Companies, Inc.	43,100	5,030,201
		22,255,481
Machinery - 6.1%
Ingersoll-Rand PLC (b)	107,000	6,635,070
Kennametal Inc.	271,000	6,094,790
Parker-Hannifin Corporation	39,000	4,332,120
Pentair PLC (b)	157,000	8,518,820
Regal Beloit Corporation	161,000	10,157,490

Xylem Inc.	113,000	4,621,700
		40,359,990
Media - 5.0%
Comcast Corporation - Class A	88,000	5,375,040
Discovery Communications, Inc. - Class C (a)	307,000	8,289,000
Twenty-First Century Fox, Inc. - Class B	233,000	6,570,600
Viacom Inc. - Class B	186,000	7,678,080
The Walt Disney Company	51,000	5,064,810
		32,977,530
Multiline Retail - 4.1%
Dillard's, Inc. - Class A	107,500	9,127,825
Kohls Corporation	218,000	10,160,980
Macy's, Inc.	181,000	7,980,290
		27,269,095
Office Electronics - 1.9%
Zebra Technologies Corporation - Class A (a)	177,600	12,254,400

Pharmaceuticals - 2.0%
Abbott Laboratories	220,000	9,202,600
Zoetis Inc.	82,000	3,635,060
		12,837,660
Restaurants - 0.9%
The Wendy's Company	565,000	6,152,850

Semiconductor & Semiconductor Equipment - 1.2%
Intel Corporation	235,000	7,602,250

Software - 2.9%
Microsoft Corporation	158,000	8,726,340
Oracle Corporation	252,000	10,309,320
		19,035,660
Specialty Retail - 5.6%
Bed Bath & Beyond Inc. (a)	200,100	9,932,964
Big Lots, Inc.	137,000	6,204,730
DSW Inc. - Class A	236,000	6,523,040
Lowe's Companies, Inc.	66,000	4,999,500
Vitamin Shoppe, Inc. (a)	292,492	9,055,552
		36,715,786
Telecommunications - 3.1%
AT&T Inc.	197,800	7,747,826
Corning Incorporated	316,000	6,601,240
Verizon Communications, Inc.	106,000	5,732,480
		20,081,546
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	67,000	2,686,030
Michael Kors Holdings Limited (a) (b)	43,000	2,449,280
Ralph Lauren Corporation - Class A	56,000	5,390,560
		10,525,870
Transportation Equipment - 1.6%
The Greenbrier Companies, Inc.	375,689	10,384,044

TOTAL COMMON STOCKS (Cost $592,199,426)		602,012,934

SHORT-TERM INVESTMENTS - 8.2%
Money Market Mutual Funds (c) - 8.2%
Fidelity Institutional Money Market Portfolio - Class I, 0.35%	16,910,587	16,910,587
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.45%	36,658,953	36,658,953
TOTAL SHORT-TERM INVESTMENTS (Cost $53,569,540)		53,569,540

TOTAL INVESTMENTS - 99.7%
(Cost $645,768,966)		655,582,474
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.3%		1,646,513
TOTAL NET ASSETS - 100.0%		$657,228,987

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

	Cost of investments	$645,768,966
	Gross unrealized appreciation	$60,662,988
	Gross unrealized depreciation	($50,849,480)
	Net unrealized appreciation	$9,813,508

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Olstein Strategic Opportunities Fund
Schedule of Investments as of March 31, 2016 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Airlines - 3.5%
Spirit Airlines, Inc. (a)	103,900	$4,985,122

Auto Components - 1.4%
Miller Industries, Inc.	102,000	2,068,560

Auto Manufacturers - 3.0%
Oshkosh Corporation	104,000	4,250,480

Biotechnology - 0.4%
Charles River Laboratories International, Inc. (a)	8,000	607,520

Capital Markets - 7.5%
Janus Capital Group Inc.	350,000	5,120,500
Legg Mason, Inc.	163,000	5,652,840
		10,773,340
Chemicals - 1.7%
Sensient Technologies Corporation	39,000	2,474,940

Commercial Banks - 3.3%
Citizens Financial Group Inc.	139,000	2,912,050
TowneBank	96,000	1,842,240
		4,754,290
Commercial Services & Supplies - 2.6%
Brady Corporation - Class A	139,000	3,730,760

Communications Equipment - 1.5%
Harmonic Inc. (a)	659,000	2,154,930

Containers & Packaging - 5.9%
Owens-Illinois, Inc. (a)	280,000	4,468,800
WestRock Company	104,000	4,059,120
		8,527,920
Electronic Equipment & Instruments - 8.3%
Daktronics, Inc.	466,300	3,683,770
GSI Group Inc. (a)(b)	274,000	3,879,840
Keysight Technologies, Inc. (a)	161,000	4,466,140
		12,029,750
Environmental Control - 3.0%
CECO Environmental Corp.	688,000	4,272,480

Health Care Equipment & Supplies - 1.5%
Cynosure Inc. - Class A (a)	48,000	2,117,760

Health Care Providers & Services - 2.6%
Patterson Companies Inc.	80,000	3,722,400

Household Durables - 6.6%
Harman International Industries, Incorporated	60,400	5,378,016
Lifetime Brands, Inc.	278,300	4,193,981
		9,571,997
Industrial Equipment Wholesale - 3.9%
WESCO International, Inc. (a)	102,000	5,576,340

Internet & Catalog Retail - 3.1%
FTD Companies, Inc. (a)	89,000	2,336,250
Lands' End, Inc. (a)	82,400	2,102,024
		4,438,274
Machinery - 6.6%
Federal Signal Corporation	140,000	1,856,400
Kennametal Inc.	94,000	2,114,060
Regal Beloit Corporation	89,000	5,615,010
		9,585,470
Multiline Retail - 3.5%
Dillard's, Inc. - Class A	59,700	5,069,127

Office Electronics - 3.8%
Zebra Technologies Corporation - Class A (a)	79,700	5,499,300

Restaurants - 6.3%
Potbelly Corporation (a)	330,000	4,491,300
The Wendy's Company	419,000	4,562,910
		9,054,210
Semiconductor & Semiconductor Equipment - 2.4%
Vishay Intertechnology, Inc.	288,000	3,516,480

Specialty Retail - 9.5%
Big Lots, Inc.	64,000	2,898,560
DSW Inc. - Class A	132,600	3,665,064
Hibbett Sports Inc. (a)	49,000	1,759,100
Vitamin Shoppe, Inc. (a)	174,300	5,396,328
		13,719,052
Transportation Equipment - 5.9%
The Greenbrier Companies, Inc.	198,590	5,489,028
Wabash National Corporation (a)	233,000	3,075,600
		8,564,628
TOTAL COMMON STOCKS (Cost $157,106,144)		141,065,130

SHORT-TERM INVESTMENTS - 2.5%
Money Market Mutual Funds (c) - 2.5%
Fidelity Institutional Money Market Portfolio - Class I, 0.35%	275,708	275,708
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.45%	3,363,240	3,363,240
TOTAL SHORT-TERM INVESTMENTS (Cost $3,638,948)		3,638,948

TOTAL INVESTMENTS - 100.3%
(Cost $160,745,092)		144,704,078
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(383,636)
TOTAL NET ASSETS - 100.0%		$144,320,442

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$160,745,092
Gross unrealized appreciation	$7,149,235
Gross unrealized depreciation	($23,190,249)
Net unrealized depreciation	($16,041,014)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at March 31, 2016 (Unaudited)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as
"inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on the market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not
	active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active
	markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public
	information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable
	inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability
	based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments as of March 31, 2016:

		Level 1	Level 2	Level 3	Total
All Cap Value Fund
	Equity
	Consumer Discretionary	$ 158,196,946	$ -	$ -	$ 158,196,946
	Industrials	118,124,296	-	-	118,124,296
	Financials	115,627,876	-	-	115,627,876
	Information Technology	90,100,866	-	-	90,100,866
	Health Care	72,141,356	-	-	72,141,356
	Materials	32,682,534	-	-	32,682,534
	Consumer Staples	15,139,060	-	-	15,139,060
	Total Equity	602,012,934	-	-	602,012,934
	Short-Term Investments	53,569,540	-	-	53,569,540
	Total Investments in Securities	$ 655,582,474	$ -	$ -	$ 655,582,474

Strategic Opportunities Fund
	Equity
	Industrials	$ 48,361,600	$ -	$ -	$ 48,361,600
	Consumer Discretionary	43,921,220	-	-	43,921,220
	Information Technology	15,804,140	-	-	15,804,140
	Financials	15,527,630	-	-	15,527,630
	Materials	11,002,860	-	-	11,002,860
	Health Care	6,447,680	-	-	6,447,680
	Total Equity	141,065,130	-	-	141,065,130
	Short-Term Investments	3,638,948	-	-	3,638,948
	Total Investments in Securities	$ 144,704,078	$ -	$ -	$ 144,704,078

There were no transfers between levels during the reporting period, as compared to their classification from the most recent annual report. It is the Funds' policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.
(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Olstein Funds

By /s/ Robert A. Olstein
       Robert A. Olstein, President

Date   May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert A. Olstein
     Robert A. Olstein, President

Date May 27, 2016

By /s/Michael Luper
      Michael Luper, Treasurer

Date May 27, 2016